Voya MidCap Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2021 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.9%
		Communication Services: 3.7%
82,350	(1)	Pinterest, Inc.	$ 4,576,189	0.4
67,090	(1),(2)	ROBLOX Corp.	5,504,734	0.4
39,454	(1)	Roku, Inc.	13,903,590	1.1
173,235	(1)	Snap, Inc.	13,184,916	1.1
50,912	(1)	Take-Two Interactive Software, Inc.	8,208,033	0.7
			45,377,462	3.7

		Consumer Discretionary: 16.7%
15,740	(1)	Chipotle Mexican Grill, Inc.	29,958,414	2.4
139,656		Darden Restaurants, Inc.	21,039,177	1.7
85,867	(1)	Etsy, Inc.	18,569,598	1.5
158,509	(1)	Expedia Group, Inc.	22,904,551	1.9
132,951	(1)	Floor & Decor Holdings, Inc.	16,392,858	1.3
73,749	(1)	Lululemon Athletica, Inc.	29,512,137	2.4
37,923	(1)	O'Reilly Automotive, Inc.	22,529,296	1.8
91,369	(1),(2)	Peloton Interactive, Inc.	9,154,260	0.7
169,428		Ross Stores, Inc.	20,060,275	1.6
200,873	(1)	Royal Caribbean Cruises Ltd.	16,618,223	1.4
			206,738,789	16.7

		Consumer Staples: 2.0%
168,197	(1)	Celsius Holdings, Inc.	13,751,787	1.1
51,173		Constellation Brands, Inc.	10,804,667	0.9
			24,556,454	2.0

		Energy: 1.2%
183,450		Diamondback Energy, Inc.	14,151,333	1.2

		Financials: 5.5%
121,625		Discover Financial Services	15,594,758	1.3
19,300		MarketAxess Holdings, Inc.	9,185,256	0.7
50,649		MSCI, Inc. - Class A	32,140,842	2.6
120,233		Progressive Corp.	11,583,247	0.9
			68,504,103	5.5

		Health Care: 17.7%
26,022	(1)	10X Genomics, Inc.	4,577,790	0.4
93,601		Agilent Technologies, Inc.	16,424,167	1.3
11,120		Bio-Techne Corp.	5,550,437	0.5
61,589	(1)	Charles River Laboratories International, Inc.	27,336,894	2.2
67,849	(1)	DexCom, Inc.	35,920,618	2.9
292,921	(1)	Horizon Therapeutics Plc	31,661,831	2.6
63,967	(1),(2)	Novocure Ltd.	8,585,011	0.7
361,057	(1),(2)	Progyny, Inc.	20,172,255	1.6
115,500	(1)	Seagen, Inc.	19,357,800	1.6
102,766	(1)	Tandem Diabetes Care, Inc.	11,527,262	0.9
58,878	(1)	United Therapeutics Corp.	12,651,705	1.0
74,075	(1)	Veeva Systems, Inc.	24,591,418	2.0
			218,357,188	17.7

		Industrials: 14.2%
166,593		Ametek, Inc.	22,651,650	1.8
318,672	(1)	CoStar Group, Inc.	27,004,265	2.2
80,839		Hubbell, Inc.	16,661,726	1.3
51,555		IDEX Corp.	11,548,320	0.9
321,835		Quanta Services, Inc.	32,859,354	2.7
31,422		Roper Technologies, Inc.	15,185,624	1.2
34,469	(1)	TransDigm Group, Inc.	20,938,884	1.7
225,486		Waste Connections, Inc.	29,135,046	2.4
			175,984,869	14.2

		Information Technology: 35.2%
275,101	(1)	Anaplan, Inc.	16,500,558	1.3
48,658	(1)	Autodesk, Inc.	15,088,359	1.2
119,328	(1)	Avalara, Inc.	21,443,242	1.7
103,080	(1)	Bill.com Holdings, Inc.	28,284,121	2.3
149,671	(1)	Cadence Design Systems, Inc.	24,468,215	2.0
145,486		CDW Corp.	29,185,946	2.4
142,736	(1)	DocuSign, Inc.	42,284,113	3.4
279,040	(1)	Dynatrace, Inc.	19,178,419	1.6
238,291		Entegris, Inc.	28,628,281	2.3
33,808	(1)	Fair Isaac Corp.	15,542,890	1.3
73,126	(1)	Gartner, Inc.	22,576,921	1.8
98,972	(1)	Keysight Technologies, Inc.	17,753,597	1.4
430,268		Marvell Technology, Inc.	26,328,099	2.1
41,170		Monolithic Power Systems, Inc.	20,376,268	1.6
53,871		Motorola Solutions, Inc.	13,156,376	1.1
86,203	(1)	Paylocity Holding Corp.	23,205,848	1.9
88,692	(1)	RingCentral, Inc.	22,373,444	1.8
57,602	(1)	Twilio, Inc.	20,561,610	1.7
35,661	(1)	Zebra Technologies Corp.	20,939,069	1.7
57,634	(1)	Zendesk, Inc.	7,123,562	0.6
			434,998,938	35.2

		Materials: 1.9%
61,697		Avery Dennison Corp.	13,905,887	1.1
89,043		Crown Holdings, Inc.	9,776,031	0.8
			23,681,918	1.9

		Real Estate: 1.8%
148,523		Equity Lifestyle Properties, Inc.	12,634,852	1.0
27,820		SBA Communications Corp.	9,986,545	0.8
			22,621,397	1.8

	Total Common Stock
	(Cost $937,839,173)		1,234,972,451	99.9

Voya MidCap Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.9%
		Repurchase Agreements: 0.5%
1,574,902	(3)	Citigroup, Inc., Repurchase Agreement dated 08/31/21, 0.06%, due 09/01/21 (Repurchase Amount $1,574,905, collateralized by various U.S. Government Agency Obligations, 1.500%-5.500%, Market Value plus accrued interest $1,606,400, due 08/01/22-04/15/55)	$ 1,574,902	0.1
1,574,902	(3)	Daiwa Capital Markets, Repurchase Agreement dated 08/31/21, 0.05%, due 09/01/21 (Repurchase Amount $1,574,904, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $1,606,400, due 12/09/21-09/01/51)	1,574,902	0.1
466,881	(3)	Deutsche Bank Securities Inc., Repurchase Agreement dated 08/31/21, 0.05%, due 09/01/21 (Repurchase Amount $466,882, collateralized by various U.S. Government Agency Obligations, 0.000%-4.500%, Market Value plus accrued interest $476,219, due 04/08/22-06/20/51)	466,881	0.1
1,574,902	(3)	National Bank Financial, Repurchase Agreement dated 08/31/21, 0.13%, due 09/01/21 (Repurchase Amount $1,574,908, collateralized by various U.S. Government Securities, 0.000%-6.250%, Market Value plus accrued interest $1,606,401, due 09/01/21-09/09/49)	1,574,902	0.1
1,574,902	(3)	RBC Dominion Securities Inc., Repurchase Agreement dated 08/31/21, 0.05%, due 09/01/21 (Repurchase Amount $1,574,904, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.250%, Market Value plus accrued interest $1,606,400, due 09/09/21-08/20/51)	1,574,902	0.1

	Total Repurchase Agreements
	(Cost $6,766,489)		6,766,489	0.5

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.4%
4,606,000	(4) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.030%
	(Cost $4,606,000)	4,606,000	0.4

	Total Short-Term Investments
	(Cost $11,372,489)	11,372,489	0.9

	Total Investments in Securities (Cost $949,211,662)	$ 1,246,344,940	100.8
	Liabilities in Excess of Other Assets	(9,724,537)	(0.8)
	Net Assets	$ 1,236,620,403	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of August 31, 2021.

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of August 31, 2021 in valuing the assets and liabilities:

Voya MidCap Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2021 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2021
Asset Table
Investments, at fair value
Common Stock*	$1,234,972,451	$–	$–	$1,234,972,451
Short-Term Investments	4,606,000	6,766,489	–	11,372,489
Total Investments, at fair value	$1,239,578,451	$6,766,489	$–	$1,246,344,940

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At August 31, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $953,937,014.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$313,531,233
Gross Unrealized Depreciation	(21,123,307)

Net Unrealized Appreciation	$292,407,926